SCHEDULE OF RECONCILIATION OF INVESTMENT PROPERTY (Details) - USD ($)		6 Months Ended		12 Months Ended
	Nov. 24, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of year		$ 514,172,281	$ 449,036,633	$ 449,036,633
Additions		12,661,512	15,046,916
Foreign currency translation effect		(10,721,259)	16,043,694
Gain on revaluation of investment property		9,749,988	10,276,377
Balance at end of year		525,862,522	490,403,620	514,172,281	$ 449,036,633
Disposal of investment property	$ (17,634,208)
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		$ 514,172,281	$ 449,036,633	449,036,633	428,275,741	$ 364,307,039
Additions				33,704,768	47,774,104	70,082,968
Foreign currency translation effect				28,914,062	(21,265,904)	(16,361,576)
Gain on revaluation of investment property				20,151,026	3,525,692	12,610,127
Balance at end of year				514,172,281	449,036,633	428,275,741
Disposal of investment property	$ (17,634,208)			(17,634,208)	(9,273,000)
Transfer to asset held for sale						$ (2,362,817)